Fees Summary	Dec. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 862,500,230
Previously Paid Amount	0
Total Fee Amount	132,049
Total Offset Amount	0
Net Fee	$ 132,049